Income Taxes	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 – INCOME TAXES

The components of net loss were attributable to the following regions:

	Years Ended September 30,
	2024	2023
United States	$7,638,784	$16,285,346
Foreign	879,736	1,143,082
Total	$8,518,520	$17,428,428

The components of income taxes expense consisted of the following:

	Years Ended September 30,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
Total current income taxes expense	—	—
Deferred:
Federal	(1,428,756)	(665,382)
State	(483,736)	(225,279)
Foreign	(163,087)	(98,604)
Total deferred income taxes (benefit)	(2,075,579)	(989,265)
Change in valuation allowance	2,075,579	989,265
Total income taxes expense	$—	$—

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:

	Years Ended September 30,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
State tax	6.0%	0.8%
Foreign rate different rates	(0.2)%	(0.1)%
Permanent differences	(0.9)%	(17.2)%
Change in valuation allowance	(25.9)%	(4.5)%
Effective tax rate	0.0%	0.0%

The components of the Company’s net deferred tax assets (liabilities) as of September 30, 2024 and 2023 were as follows:

	September 30,	September 30,
	2024	2023
Deferred tax assets
Net operating loss carry-forwards	$2,917,949	$1,726,620
Accrued directors’ compensation	137,890	100,410
Stock-based compensation	718,518	653,976
Impairment of digital assets	-	1,511
Allowance for credit losses	11,027	123,554
Unrealized foreign currency exchange loss	-	612
Capitalized SPAC acquisition related professional fee	1,261,780	364,902
Total deferred tax assets, gross	5,047,164	2,971,585
Valuation allowance	(5,047,164)	(2,971,585)
Total deferred tax assets	$-	$-

The Company provided a valuation allowance equal to the deferred income tax assets for years ended September 30, 2024 and 2023 because it is not presently known whether future taxable income will be sufficient to utilize the loss carry-forwards. The valuation allowance could be reduced or eliminated based on future earnings and future estimates of taxable income. At each reporting date, management considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, only the portion of the deferred tax asset that is more likely than not to be realized was recognized. However, if the Company is not able to generate sufficient taxable income from its operations in the future, then a valuation allowance to reduce the Company’s U.S. deferred tax assets may be required, which would increase the Company’s expenses in the period the allowance is recognized.

As of September 30, 2024, the Company had $8,439,349 in U.S. federal net operating loss carry-forwards that can be utilized in future periods to reduce taxable income. However, due to changes in stock ownership, the use of the U.S. federal net operating loss carry-forwards is limited under Section 382 of the Internal Revenue Code. The Company has not performed a study to determine if the loss carryforwards are subject to these Section 382 limitations. $258,405 of the net operating loss carry-forwards will expire in fiscal years 2033 through 2038. The remaining net operating loss carry-forwards do not expire. In addition, the Company has net operating losses in Malta and United Kingdom totaling $447,770 and $1,890,545, respectively, with no expiration date.

As of September 30, 2024 and 2023, the Company did not identify any uncertain tax positions that would require either recognition or disclosure in the accompanying consolidated financial statements. The Company recognizes interest and penalties related to uncertain income tax positions in income tax expense. There was no interest or penalties recorded for the years ended September 30, 2024 and 2023.

The Company has a December 31 tax year-end. The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed. The Company is not subject to income taxes in Bermuda. The Company’s 2021 through 2024 tax years are subject to examination.